New Accounting Pronouncements - Schedule of Unaudited Impact on Industrial Activities of Adoption of New Revenue Recognition Standard on Supplemental Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 4,560	$ 5,430	[1]
Restricted cash	657	770	[1]
Trade receivables, net	548	496	[1]
Financing receivables, net	18,957	19,795	[1]	$ 18,890
Inventories, net	7,131	6,452	[1]
Property, plant and equipment, net	6,254	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	537	561	[1]
Equipment under operating leases	1,744	1,845	[1]
Goodwill	2,460	2,472	[1]
Other intangible assets, net	762	792	[1]
Deferred tax assets	748	852	[1]
Derivative assets	113	77	[1]
Other assets	1,892	1,925	[1]
Total Assets	46,363	48,298	[1]
LIABILITIES AND EQUITY
Debt	24,353	25,895	[1]
Trade payables	6,300	6,060	[1]
Deferred tax liabilities	97	94	[1]
Pension, postretirement and other postemployment benefits	1,627	2,300	[1]
Derivative liabilities	126	98	[1]
Other liabilities	9,254	9,594	[1]
Total Liabilities	41,757	44,041	[1]
Total Equity	4,579	4,232		$ 4,304	$ 4,320
Redeemable noncontrolling interest	27	25	[1]
Total Liabilities and Equity	46,363	48,298	[1]
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,026	4,901
Trade receivables, net	543	490
Financing receivables, net	1,739	1,718
Inventories, net	6,924	6,236
Property, plant and equipment, net	6,253	6,829
Investments in unconsolidated subsidiaries and affiliates	3,171	3,173
Equipment under operating leases	38	35
Goodwill	2,306	2,316
Other intangible assets, net	749	779
Deferred tax assets	755	869
Derivative assets	111	73
Other assets	1,742	1,742
Total Assets	28,357	29,161
LIABILITIES AND EQUITY
Debt	6,983	7,443
Trade payables	6,191	5,936
Deferred tax liabilities	97	94
Pension, postretirement and other postemployment benefits	1,599	2,280
Derivative liabilities	107	88
Other liabilities	8,774	9,063
Total Liabilities	23,751	24,904
Total Equity	4,579	4,232
Redeemable noncontrolling interest	27	25
Total Liabilities and Equity	$ 28,357	29,161
AS Previously Report [Member]
LIABILITIES AND EQUITY
Total Equity		4,400			$ 4,451
AS Previously Report [Member] | Industrial Activities [Member]
ASSETS
Cash and cash equivalents		4,901
Trade receivables, net		490
Financing receivables, net		1,718
Inventories, net		6,064
Property, plant and equipment, net		7,001
Investments in unconsolidated subsidiaries and affiliates		3,173
Equipment under operating leases		35
Goodwill		2,316
Other intangible assets, net		779
Deferred tax assets		835
Derivative assets		73
Other assets		1,706
Total Assets		29,091
LIABILITIES AND EQUITY
Debt		7,396
Trade payables		5,936
Deferred tax liabilities		97
Pension, postretirement and other postemployment benefits		2,280
Derivative liabilities		88
Other liabilities		8,869
Total Liabilities		24,666
Total Equity		4,400
Redeemable noncontrolling interest		25
Total Liabilities and Equity		29,091
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Industrial Activities [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
ASSETS
Inventories, net		172
Property, plant and equipment, net		(172)
Deferred tax assets		34
Other assets		36
Total Assets		70
LIABILITIES AND EQUITY
Debt		47
Deferred tax liabilities		(3)
Other liabilities		194
Total Liabilities		238
Total Equity		(168)
Total Liabilities and Equity		$ 70

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).